Fair Value Measurements (Details) - Schedule of Initial Measurement	12 Months Ended
Dec. 31, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying common stock price	$ 9.48
Risk free rate	0.82%
Unit purchase price	$ 10
Estimated term	5 years
Volatility	13.50%